J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST I

JPMorgan California Tax Free Bond Fund

JPMorgan National Municipal Income Fund

JPMorgan New York Tax Free Bond Fund

JPMORGAN TRUST II

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMORGAN TRUST IV

JPMorgan Ultra-Short Municipal Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 16, 2024

to the current Summary Prospectuses and Prospectuses, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan California Tax Free Bond Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michelle Hallam	2004	Managing Director
Josh Brunner	2024	Executive Director
Rachel Betton	2024	Managing Director
Kevin M. Ellis[1]	2023	Managing Director

1	Effective February 16, 2024, Mr. Ellis will no longer serve as a portfolio manager of the Fund.

JPMorgan New York Tax Free Bond Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Rachel Betton	2024	Managing Director
Josh Brunner	2024	Executive Director
Michelle Hallam	2023	Managing Director
Kevin M. Ellis[1]	2005	Managing Director

1	Effective February 16, 2024, Mr. Ellis will no longer serve as a portfolio manager of the Fund.

SUP-MBTF-124

JPMorgan National Municipal Income Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michelle Hallam	2024	Managing Director
Michael Myers	2024	Executive Director
Rachel Betton	2024	Managing Director
Richard Taormina[1]	2006	Managing Director
Kevin M. Ellis[1]	2023	Managing Director

1	Effective February 16, 2024, Messrs. Taormina and Ellis will no longer serve as portfolio managers of the Fund.

JPMorgan Short-Intermediate Municipal Bond Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Curtis White	2024	Executive Director
Josh Brunner	2024	Executive Director
Michelle Hallam	2023	Managing Director
Kevin M. Ellis[1]	2006	Managing Director

1	Effective February 16, 2024, Mr. Ellis will no longer serve as a portfolio manager of the Fund.

JPMorgan Tax Free Bond Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Rachel Betton	2024	Managing Director
Michael Myers	2024	Executive Director
Michelle Hallam	2014	Managing Director
Richard Taormina[1]	2005	Managing Director

1	Effective February 16, 2024, Mr. Taormina will no longer serve as a portfolio manager of the Fund.

JPMorgan Ultra-Short Municipal Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Curtis White	2023	Executive Director
Josh Brunner	2023	Executive Director
Richard Taormina[1]	2016	Managing Director

1	Effective February 16, 2024, Mr. Taormina will no longer serve as a portfolio manager of the Fund.

In addition, within the section titled “The Funds’ Management and Administration — The Portfolio Managers” of the Funds’ Prospectuses, the relevant funds’ subsections are each hereby deleted in their entirety and replaced with the following:

JPMorgan Short-Intermediate Municipal Bond Fund

Curtis White, Josh Brunner, Michelle Hallam and Kevin Ellis are the portfolio managers responsible for the day-to-day management of the JPMorgan Short-Intermediate Municipal Bond Fund.

Mr. White, Executive Director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Based in New York, Mr. White is a portfolio manager for the Municipal Strategies Team and manages mutual funds, and ETFs, as well as separately managed fixed income portfolios. An employee since 1997, Mr. White was previously a portfolio manager for the Global Liquidity team and managed various tax-exempt money market funds as well as individual account portfolios. Prior to this, Mr. White was a performance analyst. Before joining the firm, he worked for BISYS Fund Services as a mutual fund accountant and was a personal financial advisor for American Express Financial Advisors. Mr. White holds a B.S.B.A. in Finance/Business Management from Slippery Rock University.

Mr. Brunner, Executive Director, is a member of the GFICC group. Based in Columbus, Mr. Brunner is a portfolio manager for the Tax Aware Strategies Team and manages mutual funds, as well as fixed income portfolios, for institutional and private clients. An employee since 2000, Mr. Brunner was previously a tax-free trader for the same group. Before joining the firm, he worked in operations and sales support at AIM Mutual Funds. Mr. Brunner holds a B.A. in Psychology from the University of Texas and is a CFA charterholder.

Ms. Hallam, Managing Director, is a member of the GFICC group. Based in New York, Ms. Hallam is a senior portfolio manager for the Municipal Strategies Team and manages mutual funds and ETFs, as well as fixed income portfolios for institutional clients, insurance companies and private clients. In addition to her tax-exempt portfolio management responsibilities, Ms. Hallam is the taxable muni lead portfolio manager, where she and her team provide advisory and execution for GFICC broad market strategies as it relates to taxable munis. An employee since 1999, she previously worked as an analyst in the U.S. Institutional Fixed Income Group. She began her career as an analyst in the Internal Consulting Services program, where she worked on projects in Investment Management and Financial Risk Management. Ms. Hallam holds a B.S. in Economics from Cornell University and is a CFA charterholder.

Mr. Ellis, Managing Director, is a member of the GFICC group. Based in New York, Mr. Ellis is a senior portfolio manager for the Municipal Strategies Team and manages mutual funds and ETFs, as well as fixed income portfolios for private clients. Before joining the firm in 2003, Mr. Ellis worked at Alliance Capital/Sanford Bernstein as a municipal bond trader. Mr. Ellis holds a B.S. in Business Administration from Boston University and is a CFA charterholder.

JPMorgan Tax Free Bond Fund

Rachel Betton, Michael Myers, Michelle Hallam and Richard Taormina are the portfolio managers responsible for the day-to-day management of the JPMorgan Tax Free Bond Fund.

Ms. Betton, Managing Director, is a member of the GFICC group. Based in New York, she is a senior portfolio manager for the for the Municipal Strategies Team. Prior to joining the firm in July 2023, Ms. Betton spent the last 10 years at PIMCO where she was a senior member of the municipal portfolio management team where she managed investment grade funds and ETFs, as well as high yield, interval and state-specific strategies. Before that, she was an institutional municipal trader at Morgan Stanley where she focused on high yield. She has a B. A. in College of Social Studies from Wesleyan University.

Mr. Myers, Executive Director, is a member of the GFICC group. Based in Columbus, Mr. Myers is a senior portfolio manager for the Municipal Strategies Team and is responsible for managing mutual funds and ETF’s, as well as fixed income portfolios for private clients. Prior to joining the firm in 2005, Mr. Myers was a financial consultant at Smith Barney/Citigroup. He also worked at Morgan Stanley Dean Witter as both a senior liaison – product specialist on the Midwest Municipal Trading Desk and financial advisor. He holds a B.S. in Finance from the University of Akron.

Ms. Hallam has participated in the management of the JPMorgan Tax Free Bond Fund since 2014. Biographical information on Ms. Hallam is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

Mr. Taormina, Managing Director, has been a portfolio manager responsible for the day-to-day management of the JPMorgan Tax Free Bond Fund since February 2005. Mr. Taormina is a portfolio manager in the GFICC group. An employee since 1997, Mr. Taormina is responsible for managing municipal and tax-aware mutual funds, high net worth and institutional fixed income accounts, and quantitative analysis.

JPMorgan Ultra-Short Municipal Fund

Curtis White, Josh Brunner, and Richard Taormina are the portfolio managers responsible for the day-to-day management of the JPMorgan Ultra-Short Municipal Fund.

Mr. White has participated in the management of the JPMorgan Ultra-Short Municipal Fund since 2023. Biographical information on Mr. White is described under the JPMorgan Short-Term Intermediate Municipal Bond Fund section.

Mr. Brunner has participated in the management of the JPMorgan Ultra-Short Municipal Fund since 2023. Biographical information on Mr. Brunner is described under the JPMorgan Short-Term Intermediate Municipal Bond Fund section.

Mr. Taormina has participated in the management of the JPMorgan Ultra-Short Municipal Fund since 2016. Biographical information on Mr. Taormina is described under the JPMorgan Tax Free Bond Fund section.

JPMorgan California Tax Free Bond Fund

Michelle Hallam, Josh Brunner, Rachel Betton and Kevin Ellis are the portfolio managers responsible for the day-to-day management of the JPMorgan California Tax Free Bond Fund.

Ms. Hallam has participated in the management of the JPMorgan California Tax Free Bond Fund since 2004. Biographical information on Ms. Hallam is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

Mr. Brunner has participated in the management of the JPMorgan California Tax Free Bond Fund since 2024. Biographical information on Mr. Brunner is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

Ms. Betton has participated in the management of the JPMorgan California Tax Free Bond Fund since 2024. Biographical information on Ms. Betton is described under the JPMorgan Tax Free Bond Fund section.

Mr. Ellis has participated in the management of the JPMorgan California Tax Free Bond Fund since 2023. Biographical information on Mr. Ellis is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

JPMorgan New York Tax Free Bond Fund

Rachel Betton, Josh Brunner, Michelle Hallam and Kevin Ellis are the portfolio managers responsible for the day-to-day management of the JPMorgan New York Tax Free Bond Fund.

Ms. Betton has participated in the management of the JPMorgan New York Tax Free Bond Fund since 2024. Biographical information on Ms. Betton is described under the JPMorgan Tax Free Bond Fund section.

Mr. Brunner has participated in the management of the JPMorgan New York Tax Free Bond Fund since 2024. Biographical information on Mr. Brunner is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

Ms. Hallam has participated in the management of the JPMorgan New York Tax Free Bond Fund since 2023. Biographical information on Ms. Hallam is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

Mr. Ellis has participated in the management of the JPMorgan New York Tax Free Bond Fund since 2005. Biographical information on Mr. Ellis is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

JPMorgan National Municipal Income Fund

Michelle Hallam, Michael Myers, Rachel Betton, Richard Taormina and Kevin Ellis are the portfolio managers responsible for the day-to-day management of the JPMorgan National Municipal Income Fund.

Ms. Hallam has participated in the management of the JPMorgan National Municipal Income Fund since 2024. Biographical information on Ms. Hallam is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

Mr. Myers has participated in the management of the JPMorgan National Municipal Income Fund since 2024. Biographical information on Mr. Myers is described under the JPMorgan Tax Free Bond Fund section.

Ms. Betton has participated in the management of the JPMorgan National Municipal Income Fund since 2024. Biographical information on Ms. Betton is described under the JPMorgan Tax Free Bond Fund section.

Mr. Taormina has participated in the management of the JPMorgan National Municipal Income Fund since 2006. Biographical information on Mr. Taormina is described under the JPMorgan Tax Free Bond Fund section.

Mr. Ellis has participated in the management of the JPMorgan National Municipal Income Fund since 2023. Biographical information on Mr. Ellis is described under the JPMorgan Short-Intermediate Municipal Bond Fund section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE